Earnings Per Share	6 Months Ended
Jun. 30, 2011
Notes to Consolidated Financial Statements [Abstract]
Earnings Per Share

9. Earnings Per Share

The following table contains reconciliations of the numerators and denominators of the basic and diluted earnings per share computations for the three- and six-month periods ended June 30, 2011 and 2010:

	For the three months ended June 30,		For the six months ended June 30,

	2011	2010	2011	2010
Numerators:
Net income attributable to FMC-AG & Co. KGaA	$260,761	$248,269	$481,462	$459,385
less:
Dividend preference on Preference shares	28	25	55	51
Income available to all classes of shares	$260,733	$248,244	$481,407	$459,334

Denominators:
Weighted average number of:
Ordinary shares outstanding	298,559,749	296,104,554	298,427,098	295,926,583
Preference shares outstanding	3,958,515	3,899,075	3,957,978	3,894,560
Total weighted average shares outstanding	302,518,264	300,003,629	302,385,076	299,821,143
Potentially dilutive Ordinary shares	2,336,573	1,775,499	2,095,345	1,594,139
Potentially dilutive Preference shares	21,174	49,206	20,432	46,919
Total weighted average Ordinary shares outstanding assuming dilution	300,896,322	297,880,053	300,522,443	297,520,722
Total weighted average Preference shares outstanding assuming dilution	3,979,689	3,948,281	3,978,410	3,941,479

Basic income per Ordinary share	$0.86	$0.83	$1.59	$1.53
Plus preference per Preference shares	0.01	-	0.02	0.02
Basic income per Preference share	$0.87	$0.83	$1.61	$1.55

Fully diluted income per Ordinary share	$0.86	$0.82	$1.58	$1.52
Plus preference per Preference shares	-	0.01	0.01	0.02
Fully diluted income per Preference share	$0.86	$0.83	$1.59	$1.54